Auditor fees (Tables)	12 Months Ended
Dec. 31, 2017
Auditor fees
Schedule of auditors remuneration for services provided

	2017	2016	2015
	(€ in thousands)
Audit fees	175	165	193
Audit-related fees	140	39	—
Tax fees	—	—	—
All other fees	—	—	—
	315	204	193